FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:         //       (a)
                  or fiscal year ending:  12 /31 /98 (b)

Is this a transition report? (Y/N)      N

Is this an amendment to a previous filing? (Y/N)     N

Those items or sub-items with a box "|_|" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.       A.  Registrant  Name:  Investors  Life  Insurance  Company of North
                                America INA/Putnam Separate Account

         B.       File Number:              811-2980

         C.       Telephone Number:         512/404-5000

2.       A.       Street:                   701 Brazos Street, 14th Floor

         B:       City:  Austin   C. State: TX  D: Zip Code: 78701   Ext:

         E.       Foreign Country:         Foreign Postal Code:

3.       Is this the first filing on this form by Registrant? (Y/N)          N

4.       Is this the last filing on this form by Registrant? (Y/N)           N

5.       Is Registrant a small business  investment company (SBIC)?  (Y/N)   N
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust (UIT)?  (Y/N)                 Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A. Is Registrant a series or multiple portfolio company? (Y/N)
            [If answer is "N" (No), go to item 8.]

         B. How many separate series or portfolios did Registrant have at the end of the period? SEC 2100 (10-94)


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If filing more than one
Page 50, "X" box:       |_|


For period ending   12/31/98

File number 811- 2980

123. |_| State the total value of the additional  units  considered in answering item 122 ($000's omitted) $

124. |_| State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)($000's omitted) $

125. |_| State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000 omitted) $

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                  Number of    Total Assets        Total Income
                                    Series     ($000's          Distributions
                                  Investing     omitted)        ($000's omitted)


A. U.S. Treasury direct issue                 $                 $

B. U.S. Government agency                     $                 $

C. State and municipal tax-free               $                 $

D. Public utility debt                        $                 $

E. Brokers or dealers debt or
    debt of brokers' or
    dealers' parent                           $                 $

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F. All other corporate intermed. &
    long-term debt                            $                 $
G. All other corporate short-term
    debt                                      $                 $

H. Equity securities of brokers or
    dealers or parents of brokers or
    dealers                                   $                 $

I. Investment company equity
    securities                         8      $ 21,636          $  1,616

J. All other equity securities                $                 $

K. Other securities                           $                 $

L. Total assets of all series of
    registrant                         8      $  21,636         $   1,616
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If filing more than one
Page 51, "X" box:            |_|

For period ending   12/31/98

File number 811-    2980


128. |_| Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

     [If answer is "N" (No), go to item 131].  (Y/N)

129. |_| Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

     [If answer is "N" (No), go to item 131].(Y/N)

130. |_| In computations of NAV or offering price per unit, if any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

     [If answer is "N" (No), go to item 131]. (Y/N)

131. Total expense incurred by all series of Registrant during the current reporting period ($000's omitted) $208

132. |_| List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

         811-             811-            811-            811-            811-

         811-             811-            811-            811-            811-

         811-             811-            811-            811-            811-

         811-             811-            811-            811-            811-

         811-             811-            811-            811-            811-

         811-             811-            811-            811-            811-

         811-             811-            811-            811-            811-

         811-             811-            811-            811-            811-

         811-             811-            811-            811-            811-


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                                 Signature Page




         This report is signed on behalf of the registrant in the city of Austin and State of Texas on the 22nd day of February, 1999.



                                     Investors Life Insurance
                                     Company of North America
                                     INA/Putnam Separate Account

                                     By: Investors Life Insurance
                                         Company of North America

                                          /s/Roberta A. Mitchell
                                         Roberta A. Mitchell
                                         Senior Vice President


(Seal)

Witness

 /s/Theodore A. Fleron
Theodore A. Fleron
Senior Vice President and
General Counsel


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